Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($) USD ($)	Apr. 26, 2022 $ / $	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 $ / $	Dec. 31, 2018 MXN ($)
Assets
Cash and cash equivalents	$ 741,122,000					$ 15,254,876					$ 490,849,000	$ 10,103,385				$ 7,979,972				$ 5,862,942
Other accounts receivable, net	50,264,000					1,034,604						560,640
Total assets	3,984,568,000					82,016,361						68,189,113
Liabilities
Financial debt (Note 5)						6,276,680						5,354,633				4,975,969
Lease liabilities						49,650,239						44,130,542				$ 40,517,045
Suppliers	108,164,000					2,226,400						2,239,736
Derivative financial instruments												9,657
Total liabilities	$ 3,671,431,000					75,570,923						$ 65,392,928
Exchange rate	20.5835			18.8452	20.3183		645.9000	7.7285	20.5835		19.9487		615.7800	7.8095	19.9487		573.4400	7.6988	18.8452
Net gains on foreign currency forward contacts				$ 4,199
Hedging relationship for foreign exchange rate with non-derivative financial instruments, which represent a portion of the financial assets denominated in USD	$ 410,000,000									$ 350,000,000
Recognized leasing liabilities, which have been designated as hedging instruments, forecasted revenues over the remaining lease term											$ 1,500,000,000
Recognized financial assets designated under hedging strategy											60,500,000
Impact of hedges	(21,110,000)	$ (434,522)	$ (411,222)	$ (72,949)
Financial instruments designated as hedging instruments, at fair value										410,000,000
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	410,000,000									$ 350,000,000
Reclassification amount	$ 109,000,000	2,251,442
Fuel cost
Liabilities
Impact of hedges		$ 182,190	$ 409,174
Foreign currency forward contract
Assets
Cash and cash equivalents						15,254,876
Other accounts receivable, net						1,034,604
Guarantee deposits						10,999,040
Total assets						27,288,520
Liabilities
Financial debt (Note 5)						6,276,680
Lease liabilities						53,328,472
Suppliers						5,922,604
Other taxes and fees payable						2,700,183
Total liabilities						68,227,939
Net foreign currency position						(40,939,419)
Foreign currency forward contract | USD
Assets
Cash and cash equivalents						14,311,541
Other accounts receivable, net						830,688
Guarantee deposits						10,992,268
Total assets						26,134,497
Liabilities
Financial debt (Note 5)						3,552,092
Lease liabilities						53,326,884
Suppliers						2,504,827
Other taxes and fees payable						62,533
Total liabilities						59,446,336
Net foreign currency position						(33,311,839)
Foreign currency forward contract | Denominated in Mexican pesos
Assets
Cash and cash equivalents						817,735
Other accounts receivable, net						193,727
Total assets						1,011,462
Liabilities
Financial debt (Note 5)						2,724,588
Suppliers						3,290,110
Other taxes and fees payable						2,300,533
Total liabilities						8,315,231
Net foreign currency position						(7,303,769)
Foreign currency forward contract | Others*
Assets
Cash and cash equivalents						125,600
Other accounts receivable, net						10,189
Guarantee deposits						6,772
Total assets						142,561
Liabilities
Lease liabilities						1,588
Suppliers						127,667
Other taxes and fees payable						337,117
Total liabilities						466,372
Net foreign currency position						$ (323,811)
Foreign currency
Assets
Cash and cash equivalents											495,612,000
Other accounts receivable, net											39,997,000
Guarantee deposits											479,566,000
Derivative financial instruments											10,000
Total assets											1,015,185,000
Liabilities
Financial debt (Note 5)											183,806,000
Lease liabilities											2,334,153,000
Suppliers											174,553,000
Other taxes and fees payable											16,105,000
Derivative financial instruments											484,000
Total liabilities											2,709,101,000
Net foreign currency position											$ (1,693,916,000)